Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 384 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Loans to participants with interest rates ranging from 3.25% to 10.50% and maturity dates through November 2055*	$ 46
Total	$ 4,172
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
U.S. Government Obligation
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 234
Corporate Debt
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	109
Mortgage-Backed Security
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	17
Asset-Backed Security
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36
Cash and cash equivalent
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	403
Investment, Identifier [Axis]: Asset-Backed Security | AMERICAN EXPRESS CR ACC MST TR 5.23% 04/15/20292029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.23%
Investment, Identifier [Axis]: Asset-Backed Security | BA CR CARD TR 4.31% 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	4.31%
Investment, Identifier [Axis]: Asset-Backed Security | BMW VEHICLE LEASE TRUST 2025-1 4.43% 06/26/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.43%
Investment, Identifier [Axis]: Asset-Backed Security | CAPITAL ONE PRIME AUTO RECEIVABLES TR 2024-1 4.62%16-Jul-2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.62%
Investment, Identifier [Axis]: Asset-Backed Security | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2 5.82% 06/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.82%
Investment, Identifier [Axis]: Asset-Backed Security | CARMAX AUTO OWNER TRUST 2024-1 4.92% 10/16/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.92%
Investment, Identifier [Axis]: Asset-Backed Security | CARVANA AUTO RECEIVABLES TR 2025-P3 A3 4.04% 11/11/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.04%
Investment, Identifier [Axis]: Asset-Backed Security | CARVANA AUTO RECEIVABLES TRUST 2025-P2 4.55% 08/12/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.55%
Investment, Identifier [Axis]: Asset-Backed Security | CHASE AUTO OWNER TRUST 5.22% 07/25/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.22%
Investment, Identifier [Axis]: Asset-Backed Security | CHASE ISSUANCE TR 4.16% 07/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.16%
Investment, Identifier [Axis]: Asset-Backed Security | CHASE ISSUANCE TR 5.08% 09/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	5.08%
Investment, Identifier [Axis]: Asset-Backed Security | CITIBANK CR CARD ISSUANCE TR 4.3% 06/21/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	4.30%
Investment, Identifier [Axis]: Asset-Backed Security | CITIZENS AUTO RECEIVABLES TRUST 2024-1 5.11% 04/17/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.11%
Investment, Identifier [Axis]: Asset-Backed Security | DAIMLER TRUCKS RETAIL TRUST 2024-1 5.49% 12/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.49%
Investment, Identifier [Axis]: Asset-Backed Security | DLLMT 2024-1 LLC 4.84% 08/21/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.84%
Investment, Identifier [Axis]: Asset-Backed Security | FORD CR FLOORPLN MAST OWN TR A 5.29% 04/15/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.29%
Investment, Identifier [Axis]: Asset-Backed Security | FORD CREDIT AUTO OWNER TRUST 2024-D 4.84% 08/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.84%
Investment, Identifier [Axis]: Asset-Backed Security | FORDF 2025-1 A1 4.63% 04/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.63%
Investment, Identifier [Axis]: Asset-Backed Security | HUNTINGTON AUTO TR 2024-1 5.23% 01/16/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.23%
Investment, Identifier [Axis]: Asset-Backed Security | HYUNDAI AUTO RECEIVABLES TRUST 25-B 4.36% 12/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.36%
Investment, Identifier [Axis]: Asset-Backed Security | MERCEDES-BENZ AUTO LEASE TRUST 2025-A 4.61% 04/16/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.61%
Investment, Identifier [Axis]: Asset-Backed Security | NISSAN MASTER OWNER TR RECEIVABLE 5.05% 02/15/2029144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.05%
Investment, Identifier [Axis]: Asset-Backed Security | T-MOBILE US TRUST 2025-2 4.34% 04/22/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.34%
Investment, Identifier [Axis]: Asset-Backed Security | TESLA ELEC VEH TR 2023-1 5.38% 06/20/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.38%
Investment, Identifier [Axis]: Asset-Backed Security | VERIZON MASTER TRUST 4.62% 11/20/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.62%
Investment, Identifier [Axis]: Asset-Backed Security | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2023-2 5.48% 12/20/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.48%
Investment, Identifier [Axis]: Asset-Backed Security | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2024-1 4.63% 07/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.63%
Investment, Identifier [Axis]: Asset-Backed Security | WELLS FARGO CARD ISSUANCE TRUST 4.34% 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.34%
Investment, Identifier [Axis]: Asset-Backed Security | WHEELS FLEET LEASE FUNDING 1 LLC 25-3A A1 0% 09/18/2040 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	0.00%
Investment, Identifier [Axis]: Asset-Backed Security | WHEELS FLEET LEASE FUNDING 1 LLC 4.41% 05/18/2040144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.41%
Investment, Identifier [Axis]: Asset-Backed Security | WORLD OMNI AUTO RECEIVABLES TR 2023-D 5.79% 02/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.79%
Investment, Identifier [Axis]: Asset-Backed Security | WORLD OMNI AUTO RECEIVABLES TR 2024-A 4.86% 03/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.86%
Investment, Identifier [Axis]: Asset-Backed Security | WORLD OMNI AUTO RECEIVABLES TR 2024-B 5.27% 09/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.27%
Investment, Identifier [Axis]: Cash Equivalent | Fidelity Government Cash Reserves
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 3
Investment, Identifier [Axis]: Cash Equivalent | Fidelity Government Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	4
Investment, Identifier [Axis]: Cash and cash equivalent | Fidelity Investments Money Market Government Portfolio - Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7
Investment, Identifier [Axis]: Common Stock | PPG
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	334
Investment, Identifier [Axis]: Common-collective Trust | Allspring Special Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	7
Investment, Identifier [Axis]: Common-collective Trust | Artisan Small Cap Growth Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9
Investment, Identifier [Axis]: Common-collective Trust | BNY Mellon Aggregate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	122
Investment, Identifier [Axis]: Common-collective Trust | BNY Mellon Capital Small Cap Stock Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	124
Investment, Identifier [Axis]: Common-collective Trust | BNY Mellon SL ACWI ex-U.S.Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	197
Investment, Identifier [Axis]: Common-collective Trust | BlackRock Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	701
Investment, Identifier [Axis]: Common-collective Trust | BlackRock Lifepath Index 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	164
Investment, Identifier [Axis]: Common-collective Trust | BlackRock Lifepath Index 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	146
Investment, Identifier [Axis]: Common-collective Trust | BlackRock Lifepath Index 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	135
Investment, Identifier [Axis]: Common-collective Trust | BlackRock Lifepath Index 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	102
Investment, Identifier [Axis]: Common-collective Trust | BlackRock Lifepath Index 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	113
Investment, Identifier [Axis]: Common-collective Trust | BlackRock Lifepath Index 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	89
Investment, Identifier [Axis]: Common-collective Trust | BlackRock Lifepath Index 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	49
Investment, Identifier [Axis]: Common-collective Trust | BlackRock Lifepath Index 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	23
Investment, Identifier [Axis]: Common-collective Trust | BlackRock Lifepath Index Retirement Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	194
Investment, Identifier [Axis]: Common-collective Trust | BlackRock TIPS Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	47
Investment, Identifier [Axis]: Common-collective Trust | BlackRock Total Return Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	74
Investment, Identifier [Axis]: Common-collective Trust | Fidelity Contrafund Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	385
Investment, Identifier [Axis]: Common-collective Trust | Fidelity Growth Company Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	532
Investment, Identifier [Axis]: Common-collective Trust | MFS International Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	40
Investment, Identifier [Axis]: Corporate Debt | ALPHABET INC 3.875% 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	3.875%
Investment, Identifier [Axis]: Corporate Debt | ALPHABET INC 4.1% 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.10%
Investment, Identifier [Axis]: Corporate Debt | AMERICAN EXPRESS CO 5.098%/VAR 02/16/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	5.098%
Investment, Identifier [Axis]: Corporate Debt | ASTRAZENECA FINANCE LLC 4.8% 02/26/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.80%
Investment, Identifier [Axis]: Corporate Debt | ATHENE GLOBAL FUNDING 5.339% 01/15/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.339%
Investment, Identifier [Axis]: Corporate Debt | ATHENE GLOBAL FUNDING 5.516% 03/25/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.516%
Investment, Identifier [Axis]: Corporate Debt | BANCO SANTANDER SA 1.722%/VAR 09/14/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	1.722%
Investment, Identifier [Axis]: Corporate Debt | BANK OF AMERICA CORPORATION 2.551%/VAR 02/04/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	2.551%
Investment, Identifier [Axis]: Corporate Debt | BANK OF AMERICA CORPORATION 4.623%/VAR 05/09/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.623%
Investment, Identifier [Axis]: Corporate Debt | BANK OF AMERICA CORPORATION 4.948%/VAR 07/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	4.948%
Investment, Identifier [Axis]: Corporate Debt | BANK OF MONTREAL QUE 5.37% 06/04/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.37%
Investment, Identifier [Axis]: Corporate Debt | BANK OF NEW YORK MELLON 4.729%/VAR 04/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.729%
Investment, Identifier [Axis]: Corporate Debt | BANK OF NOVA SCOTIA 5.4% 06/04/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.40%
Investment, Identifier [Axis]: Corporate Debt | BANQUE FED CRED MUTUEL PARIS 5.088% 01/23/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.088%
Investment, Identifier [Axis]: Corporate Debt | BANQUE FED CRED MUTUEL PARIS 5.194% 02/16/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.194%
Investment, Identifier [Axis]: Corporate Debt | BROADCOM INC 4.2% 10/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.20%
Investment, Identifier [Axis]: Corporate Debt | CANADIAN IMPERIAL BK OF COMM 5.237% 06/28/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.237%
Investment, Identifier [Axis]: Corporate Debt | CIGNA GROUP (THE) 3.4% 03/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	3.40%
Investment, Identifier [Axis]: Corporate Debt | CISCO SYSTEMS INC 4.8% 02/26/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.80%
Investment, Identifier [Axis]: Corporate Debt | CITIBANK NA 4.576% 05/29/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.576%
Investment, Identifier [Axis]: Corporate Debt | CITIGROUP INC 3.07%/VAR 02/24/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	3.07%
Investment, Identifier [Axis]: Corporate Debt | COOPERATIEVE RABOBANK UA 1.98%/VAR 12/15/2027 144A144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	1.98%
Investment, Identifier [Axis]: Corporate Debt | COREBRIDGE GBL FUNDING 4.65% 08/20/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.65%
Investment, Identifier [Axis]: Corporate Debt | COREBRIDGE GBL FUNDING 4.85% 06/06/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.85%
Investment, Identifier [Axis]: Corporate Debt | COREBRIDGE GBL FUNDING 4.9% 01/07/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.90%
Investment, Identifier [Axis]: Corporate Debt | DAIMLER TRUCKS FINANCE NORTH AMERICA LLC 2% 12/14/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	2.00%
Investment, Identifier [Axis]: Corporate Debt | DEUTSCHE BANK AG NEW YORK BNCH 4.469%/VAR 12/10/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.469%
Investment, Identifier [Axis]: Corporate Debt | DNB BANK ASA 1.535%/VAR 05/25/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	1.535%
Investment, Identifier [Axis]: Corporate Debt | DNB BANK ASA 1.605%/VAR 03/30/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	1.605%
Investment, Identifier [Axis]: Corporate Debt | DNB BANK ASA 4.384%/VAR 11/04/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.384%
Investment, Identifier [Axis]: Corporate Debt | DUKE ENERGY CAROLINAS LLC 4.85% 03/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.85%
Investment, Identifier [Axis]: Corporate Debt | DUKE ENERGY FLORIDA LLC 4.2% 12/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.20%
Investment, Identifier [Axis]: Corporate Debt | EQUITABLE AMERICA GLOBAL FUNDING 4.65% 06/09/2028144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.65%
Investment, Identifier [Axis]: Corporate Debt | EQUITABLE AMERICA GLOBAL FUNDING 4.95% 06/09/2030144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.95%
Investment, Identifier [Axis]: Corporate Debt | EQUITABLE FINANCIAL LIFE GLOBAL FUNDING 1.3% 07/12/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	1.30%
Investment, Identifier [Axis]: Corporate Debt | EQUITABLE FINANCIAL LIFE GLOBAL FUNDING 4.6% 04/01/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.60%
Investment, Identifier [Axis]: Corporate Debt | EQUITABLE FINANCIAL LIFE GLOBAL FUNDING 5% 03/27/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.00%
Investment, Identifier [Axis]: Corporate Debt | GOLDMAN SACHS GROUP INC (THE) 2.64%/VAR 02/24/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	2.64%
Investment, Identifier [Axis]: Corporate Debt | GOLDMAN SACHS GROUP INC (THE) 4.482%/VAR 08/23/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.482%
Investment, Identifier [Axis]: Corporate Debt | GOLDMAN SACHS GROUP INC (THE) 4.937%/VAR 04/23/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.937%
Investment, Identifier [Axis]: Corporate Debt | GUARDIAN LIFE GLOBAL FUNDING 1.4% 07/06/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	1.40%
Investment, Identifier [Axis]: Corporate Debt | HSBC HOLDINGS PLC 4.619%/VAR 11/06/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.619%
Investment, Identifier [Axis]: Corporate Debt | HSBC HOLDINGS PLC 4.899%/VAR 03/03/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.899%
Investment, Identifier [Axis]: Corporate Debt | HSBC HOLDINGS PLC 5.21%/VAR 08/11/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.21%
Investment, Identifier [Axis]: Corporate Debt | HUNTINGTON NATL BK COLUMBUS OH 4.552%/VAR 05/17/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.552%
Investment, Identifier [Axis]: Corporate Debt | HYUNDAI CAP AMER 4.3% 09/24/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.30%
Investment, Identifier [Axis]: Corporate Debt | ING GROEP NV 5.335%/VAR 03/19/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.335%
Investment, Identifier [Axis]: Corporate Debt | INTERCONTINENTAL EXCHANGE INC 4% 09/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	4.00%
Investment, Identifier [Axis]: Corporate Debt | JACKSON NATL LIFE GLOBAL FDG 4.6% 10/01/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.60%
Investment, Identifier [Axis]: Corporate Debt | JACKSON NATL LIFE GLOBAL FDG 4.7% 06/05/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.70%
Investment, Identifier [Axis]: Corporate Debt | JACKSON NATL LIFE GLOBAL FDG 5.35% 01/13/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.35%
Investment, Identifier [Axis]: Corporate Debt | JAPAN TOBACCO INC 4.85% 05/15/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.85%
Investment, Identifier [Axis]: Corporate Debt | JERSEY CENTRAL POWR & LIGHT CO 4.4% 01/15/2031 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.40%
Investment, Identifier [Axis]: Corporate Debt | JPMORGAN CHASE & CO 2.947%/VAR 02/24/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	2.947%
Investment, Identifier [Axis]: Corporate Debt | JPMORGAN CHASE & CO 4.255%/VAR 10/22/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.255%
Investment, Identifier [Axis]: Corporate Debt | JPMORGAN CHASE & CO 4.851%/VAR 07/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.851%
Investment, Identifier [Axis]: Corporate Debt | JPMORGAN CHASE & CO 5.571%/VAR 04/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.571%
Investment, Identifier [Axis]: Corporate Debt | LLOYDS BANKING GROUP PLC 4.375% 03/22/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.375%
Investment, Identifier [Axis]: Corporate Debt | LLOYDS BANKING GROUP PLC 4.818%/VAR 06/13/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	4.818%
Investment, Identifier [Axis]: Corporate Debt | MARS INC 4.6% 03/01/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.60%
Investment, Identifier [Axis]: Corporate Debt | MASSMUTUAL GLOBAL FDG II 4.85% 01/17/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	4.85%
Investment, Identifier [Axis]: Corporate Debt | MERCEDES-BENZ FINANCE NORTH AMERICA LLC 4.8% 08/01/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.80%
Investment, Identifier [Axis]: Corporate Debt | MET TOWER GLOBAL FUNDING 4% 10/01/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.00%
Investment, Identifier [Axis]: Corporate Debt | MET TOWER GLOBAL FUNDING 4.2% 09/16/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.20%
Investment, Identifier [Axis]: Corporate Debt | META PLATFORMS INC 4.2% 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.20%
Investment, Identifier [Axis]: Corporate Debt | MIZUHO FINL GROUP INC 4.711%/VAR 07/08/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.711%
Investment, Identifier [Axis]: Corporate Debt | MORGAN STANLEY 1.512%/VAR 07/20/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	1.512%
Investment, Identifier [Axis]: Corporate Debt | MORGAN STANLEY 4.133%/VAR 10/18/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.133%
Investment, Identifier [Axis]: Corporate Debt | MORGAN STANLEY 5.042%/VAR 07/19/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.042%
Investment, Identifier [Axis]: Corporate Debt | MORGAN STANLEY BK NA SALT LAKE 5.016%/VAR 01/12/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.016%
Investment, Identifier [Axis]: Corporate Debt | MORGAN STANLEY PRIVATE BANK NA 4.465%/VAR 11/19/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.465%
Investment, Identifier [Axis]: Corporate Debt | NATIONAL BANK OF CANADA 4.5% 10/10/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.50%
Investment, Identifier [Axis]: Corporate Debt | NATWEST GROUP PLC 5.115%/VAR 05/23/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	5.115%
Investment, Identifier [Axis]: Corporate Debt | NATWEST MARKETS PLC 5.416% 05/17/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.416%
Investment, Identifier [Axis]: Corporate Debt | NORDEA BANK ABP 4.375% 09/10/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	4.375%
Investment, Identifier [Axis]: Corporate Debt | PACIFIC LIFE GF II 4.5% 08/28/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	4.50%
Investment, Identifier [Axis]: Corporate Debt | PNC FINANCIAL SERVICES GRP INC 5.354%/VAR 12/02/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.354%
Investment, Identifier [Axis]: Corporate Debt | PRICOA GLOBAL FDG I 4.7% 05/28/2030 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.70%
Investment, Identifier [Axis]: Corporate Debt | RGA GLOBAL FUNDING 4.35% 08/25/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.35%
Investment, Identifier [Axis]: Corporate Debt | RGA GLOBAL FUNDING 5.448% 05/24/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.448%
Investment, Identifier [Axis]: Corporate Debt | SAMMONS FINANCIAL GROUP GLOBAL FUNDING 5.05% 01/10/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.05%
Investment, Identifier [Axis]: Corporate Debt | SAMMONS FINANCIAL GROUP GLOBAL FUNDING 5.1% 12/10/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.10%
Investment, Identifier [Axis]: Corporate Debt | SIMON PROPERTY GROUP LP 4.375% 10/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.375%
Investment, Identifier [Axis]: Corporate Debt | STATE STREET CORP 2.203%/VAR 02/07/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	2.203%
Investment, Identifier [Axis]: Corporate Debt | STATE STREET CORP 4.53%/VAR 02/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.53%
Investment, Identifier [Axis]: Corporate Debt | TORONTO DOMINION BANK 4.783% 12/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.783%
Investment, Identifier [Axis]: Corporate Debt | TRUIST FINANCIAL CORP 5.071%/VAR 05/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.071%
Investment, Identifier [Axis]: Corporate Debt | US BANCORP DEL 2.215%/VAR 01/27/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	2.215%
Investment, Identifier [Axis]: Corporate Debt | VIRGINIA ELECTRIC AND POWER CO 3.75% 05/15/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	3.75%
Investment, Identifier [Axis]: Corporate Debt | VOLKSWAGEN GROUP AMER FIN LLC 3.2% 09/26/2026 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	3.20%
Investment, Identifier [Axis]: Corporate Debt | VOLKSWAGEN GROUP AMER FIN LLC 4.35% 06/08/2027 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.35%
Investment, Identifier [Axis]: Corporate Debt | WELLS FARGO & CO NEW 3.526%/VAR 03/24/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2
Investment, interest rate	3.526%
Investment, Identifier [Axis]: Corporate Debt | WELLS FARGO & CO NEW 4.808%/VAR 07/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.808%
Investment, Identifier [Axis]: Corporate Debt | WELLS FARGO & CO NEW 4.97%/VAR 04/23/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.97%
Investment, Identifier [Axis]: Corporate Debt | WELLS FARGO & CO NEW 5.244%/VAR 01/24/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.244%
Investment, Identifier [Axis]: Corporate Debt | WESTERN-SOUTHERN GLOBAL FUNDING 4.5% 07/16/2028 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.50%
Investment, Identifier [Axis]: Mortgage-Backed Security | BX COML MTG TR 2024-GPA3 A TSFR1M+149.25 12/15/2029 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, Identifier [Axis]: Mortgage-Backed Security | FEDERAL NAT MTG ASN GTD REM 2011-26 PA 4.5% 04/25/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.50%
Investment, Identifier [Axis]: Mortgage-Backed Security | FEDERAL NAT MTG ASN GTD REM 2017-97 P 3% 01/25/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	3.00%
Investment, Identifier [Axis]: Mortgage-Backed Security | FHLG 15YR 2.5% 12/01/2031#SB0093
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	2.50%
Investment, Identifier [Axis]: Mortgage-Backed Security | FHLG 20YR 3% 11/01/2033#G30872
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	3.00%
Investment, Identifier [Axis]: Mortgage-Backed Security | FHLG 5.50% 3/34 #G01665
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	5.50%
Investment, Identifier [Axis]: Mortgage-Backed Security | FNMA 15YR 2.5% 01/01/2028#FS3867
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	2.50%
Investment, Identifier [Axis]: Mortgage-Backed Security | FNMA 15YR 2.5% 01/01/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	2.50%
Investment, Identifier [Axis]: Mortgage-Backed Security | FNMA 15YR 2.5% 10/01/2031#AS8010
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	2.50%
Investment, Identifier [Axis]: Mortgage-Backed Security | FNMA 20YR 4.5% 06/01/2039#FM1045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.50%
Investment, Identifier [Axis]: Mortgage-Backed Security | FNMA 20YR 4.5% 08/01/2039#FM1353
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	4.50%
Investment, Identifier [Axis]: Mortgage-Backed Security | FNMA 6.50% 7/35 #745092
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	6.50%
Investment, Identifier [Axis]: Mortgage-Backed Security | FNMA 6.50% 8/36 #888034
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	6.50%
Investment, Identifier [Axis]: Mortgage-Backed Security | FNMA 6.50% 8/36 #888544
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	6.50%
Investment, Identifier [Axis]: Mortgage-Backed Security | FNR 2017-20 AP 3.5% 03/25/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, interest rate	3.50%
Investment, Identifier [Axis]: Mortgage-Backed Security | LIFE FINANCIAL SERVICES TRUST 2022 TSFR1M+129.52405/15/2039 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1
Investment, Identifier [Axis]: Mortgage-Backed Security | SREIT TR 2021-MFP TSFR1M+84.528 08 11/15/2038 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1
Investment, Identifier [Axis]: Mutual Fund | Baillie Gifford Emerging Markets Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	46
Investment, Identifier [Axis]: Mutual Fund | JP Morgan Equity Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	83
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 3.5% 11/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 4
Investment, interest rate	3.50%
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 3.625% 08/31/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 5
Investment, interest rate	3.63%
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 3.625% 08/31/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9
Investment, interest rate	3.63%
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 3.625% 08/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 12
Investment, interest rate	3.625%
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 3.625% 10/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 9
Investment, interest rate	3.625%
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 3.625% 12/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 7
Investment, interest rate	3.625%
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 3.75% 12/31/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 39
Investment, interest rate	3.75%
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 4% 01/31/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21
Investment, interest rate	4.00%
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 4% 03/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 21
Investment, interest rate	4.00%
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 4% 05/31/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14
Investment, interest rate	4.00%
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 4% 06/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 17
Investment, interest rate	4.00%
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 4.125% 07/31/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 48
Investment, interest rate	4.125%
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 4.125% 11/30/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 6
Investment, interest rate	4.125%
Investment, Identifier [Axis]: U.S. Government Obligation | US Treasury Note 4.375% 12/31/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 22
Investment, interest rate	4.375%